ACCOUNTS RECEIVABLE, NET (Details - Allowance for credit losses) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 500	$ 0
Addition	132	500
Reversal	(482)	0
Balance at end of the year	$ 150	$ 500